OMB APPROVAL
OMB Number: 3235-0582
Expires: May 31, 2021
Estimated average burden hours per response 7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

 (Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019 (Inception Date) - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

 ITEM 1. PROXY VOTING RECORD.

Investment Company Report

THE TORO COMPANY
Security	891092108		Meeting Type	Annual
Ticker Symbol	TTC		Meeting Date	17-Mar-2020
ISIN	US8910921084		Agenda	935127553 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Jeffrey M. Ettinger		For	For
2	Katherine J. Harless		For	For
3	D. Christian Koch		For	For
2.	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for our fiscal year ending October 31, 2020.	Management	For	For
3.	Approval of, on an advisory basis, our executive compensation.	Management	For	For
THE SHERWIN-WILLIAMS COMPANY
Security	824348106		Meeting Type	Annual
Ticker Symbol	SHW		Meeting Date	22-Apr-2020
ISIN	US8243481061		Agenda	935137352 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: K.B. Anderson	Management	For	For
1B.	Election of Director: A.F. Anton	Management	For	For
1C.	Election of Director: J.M. Fettig	Management	For	For
1D.	Election of Director: R.J. Kramer	Management	For	For
1E.	Election of Director: S.J. Kropf	Management	For	For
1F.	Election of Director: J.G. Morikis	Management	For	For
1G.	Election of Director: C.A. Poon	Management	For	For
1H.	Election of Director: M.H. Thaman	Management	For	For
1I.	Election of Director: M. Thornton III	Management	For	For
1J.	Election of Director: S.H. Wunning	Management	For	For
2.	Advisory approval of the compensation of the named executives.	Management	For	For
3.	Ratification of Ernst & Young LLP as our independent registered public accounting firm for 2020.	Management	For	For
TEXAS INSTRUMENTS INCORPORATED
Security	882508104		Meeting Type	Annual
Ticker Symbol	TXN		Meeting Date	23-Apr-2020
ISIN	US8825081040		Agenda	935138722 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Mark A. Blinn	Management	For	For
1B.	Election of Director: Todd M. Bluedorn	Management	For	For
1C.	Election of Director: Janet F. Clark	Management	For	For
1D.	Election of Director: Carrie S. Cox	Management	For	For
1E.	Election of Director: Martin S. Craighead	Management	For	For
1F.	Election of Director: Jean M. Hobby	Management	For	For
1G.	Election of Director: Michael D. Hsu	Management	For	For
1H.	Election of Director: Ronald Kirk	Management	For	For
1I.	Election of Director: Pamela H. Patsley	Management	For	For
1J.	Election of Director: Robert E. Sanchez	Management	For	For
1K.	Election of Director: Richard K. Templeton	Management	For	For
2.	Board proposal regarding advisory approval of the Company's executive compensation.	Management	For	For
3.	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2020.	Management	For	For
CANADIAN NATIONAL RAILWAY COMPANY
Security	136375102		Meeting Type	Annual
Ticker Symbol	CNI		Meeting Date	28-Apr-2020
ISIN	CA1363751027		Agenda	935157227 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	DIRECTOR	Management
1	Shauneen Bruder		For	For
2	Donald J. Carty		For	For
3	Amb. Gordon D. Giffin		For	For
4	Julie Godin		For	For
5	Edith E. Holiday		For	For
6	V.M. Kempston Darkes		For	For
7	The Hon. Denis Losier		For	For
8	The Hon. Kevin G. Lynch		For	For
9	James E. O'Connor		For	For
10	Robert Pace		For	For
11	Robert L. Phillips		For	For
12	Jean-Jacques Ruest		For	For
13	Laura Stein		For	For
2	Appointment of KPMG LLP as Auditors.	Management	For	For
3	Non-binding advisory resolution to accept the approach to executive compensation disclosed in the Management Information Circular, the full text of which resolution is set out on p. 9 of the Management Information Circular.	Management	For	For
ABBVIE INC.
Security	00287Y109		Meeting Type	Annual
Ticker Symbol	ABBV		Meeting Date	08-May-2020
ISIN	US00287Y1091		Agenda	935152138 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Robert J. Alpern		For	For
2	Edward M. Liddy		For	For
3	Melody B. Meyer		For	For
4	Frederick H. Waddell		For	For
2.	Ratification of Ernst & Young LLP as AbbVie's independent registered public accounting firm for 2020	Management	For	For
3.	Say on Pay - An advisory vote on the approval of executive compensation	Management	For	For
4.	Approval of a management proposal regarding amendment of the certificate of incorporation to eliminate supermajority voting	Management	For	For
5.	Stockholder Proposal - to Issue an Annual Report on Lobbying	Shareholder	Against	For
6.	Stockholder Proposal - to Adopt a Policy to Require Independent Chairman	Shareholder	Against	For
7.	Stockholder Proposal - to Issue a Compensation Committee Report on Drug Pricing	Shareholder	Against	For
ZOETIS INC.
Security	98978V103		Meeting Type	Annual
Ticker Symbol	ZTS		Meeting Date	20-May-2020
ISIN	US98978V1035		Agenda	935169905 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Gregory Norden	Management	For	For
1B.	Election of Director: Louise M. Parent	Management	For	For
1C.	Election of Director: Kristin C. Peck	Management	For	For
1D.	Election of Director: Robert W. Scully	Management	For	For
2.	Advisory vote to approve our executive compensation (Say on Pay).	Management	For	For
3.	Advisory vote on the frequency of future advisory votes on executive compensation (Say on Pay frequency).	Management	1 Year	For
4.	Ratification of appointment of KPMG LLP as our independent registered public accounting firm for 2020.	Management	For	For
CDW CORP
Security	12514G108		Meeting Type	Annual
Ticker Symbol	CDW		Meeting Date	21-May-2020
ISIN	US12514G1085		Agenda	935174324 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Steven W. Alesio	Management	For	For
1b.	Election of Director: Barry K. Allen	Management	For	For
1c.	Election of Director: Lynda M. Clarizio	Management	For	For
1d.	Election of Director: Christine A. Leahy	Management	For	For
1e.	Election of Director: David W. Nelms	Management	For	For
1f.	Election of Director: Joseph R. Swedish	Management	For	For
1g.	Election of Director: Donna F. Zarcone	Management	For	For
2.	To approve, on an advisory basis, named executive officer compensation.	Management	For	For
3.	To ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2020.	Management	For	For
LOWE'S COMPANIES, INC.
Security	548661107		Meeting Type	Annual
Ticker Symbol	LOW		Meeting Date	29-May-2020
ISIN	US5486611073		Agenda	935180808 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Raul Alvarez		For	For
2	David H. Batchelder		For	For
3	Angela F. Braly		For	For
4	Sandra B. Cochran		For	For
5	Laurie Z. Douglas		For	For
6	Richard W. Dreiling		For	For
7	Marvin R. Ellison		For	For
8	Brian C. Rogers		For	For
9	Bertram L. Scott		For	For
10	Lisa W. Wardell		For	For
11	Eric C. Wiseman		For	For
2.	Advisory vote to approve Lowe's named executive officer compensation in fiscal 2019.	Management	For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as Lowe's independent registered public accounting firm for fiscal 2020.	Management	For	For
4.	Approve amendment to Bylaws reducing the ownership threshold to call special shareholder meetings to 15% of outstanding shares.	Management	For	For
5.	Approve 2020 Employee Stock Purchase Plan.	Management	For	For
6.	Shareholder proposal to reduce the ownership threshold to call special shareholder meetings to 10% of outstanding shares.	Shareholder	Against	For
UNITEDHEALTH GROUP INCORPORATED
Security	91324P102		Meeting Type	Annual
Ticker Symbol	UNH		Meeting Date	01-Jun-2020
ISIN	US91324P1021		Agenda	935188931 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Richard T. Burke	Management	For	For
1B.	Election of Director: Timothy P. Flynn	Management	For	For
1C.	Election of Director: Stephen J. Hemsley	Management	For	For
1D.	Election of Director: Michele J. Hooper	Management	For	For
1E.	Election of Director: F. William McNabb III	Management	For	For
1F.	Election of Director: Valerie C. Montgomery Rice, M.D.	Management	For	For
1G.	Election of Director: John H. Noseworthy, M.D.	Management	For	For
1H.	Election of Director: Glenn M. Renwick	Management	For	For
1I.	Election of Director: David S. Wichmann	Management	For	For
1J.	Election of Director: Gail R. Wilensky, Ph.D.	Management	For	For
2.	Advisory approval of the Company's executive compensation.	Management	For	For
3.	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2020.	Management	For	For
4.	Approval of the UnitedHealth Group 2020 Stock Incentive Plan.	Management	For	For
5.	If properly presented at the 2020 Annual Meeting of Shareholders, the shareholder proposal set forth in the proxy statement requesting any material amendment to the Company's Bylaws be subject to a non-binding shareholder vote.	Shareholder	Against	For
THE TJX COMPANIES, INC.
Security	872540109		Meeting Type	Annual
Ticker Symbol	TJX		Meeting Date	09-Jun-2020
ISIN	US8725401090		Agenda	935195633 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Zein Abdalla	Management	For	For
1B.	Election of Director: Alan M. Bennett	Management	For	For
1C.	Election of Director: Rosemary T. Berkery	Management	For	For
1D.	Election of Director: David T. Ching	Management	For	For
1E.	Election of Director: Ernie Herrman	Management	For	For
1F.	Election of Director: Michael F. Hines	Management	For	For
1G.	Election of Director: Amy B. Lane	Management	For	For
1H.	Election of Director: Carol Meyrowitz	Management	For	For
1I.	Election of Director: Jackwyn L. Nemerov	Management	For	For
1J.	Election of Director: John F. O'Brien	Management	For	For
1K.	Election of Director: Willow B. Shire	Management	For	For
2.	Ratification of appointment of PricewaterhouseCoopers as TJX's independent registered public accounting firm for fiscal 2021	Management	For	For
3.	Advisory approval of TJX's executive compensation (the say-on-pay vote)	Management	For	For
4.	Shareholder proposal for a report on reduction in chemical footprint	Shareholder	Against	For
5.	Shareholder proposal for a report on animal welfare	Shareholder	Against	For
6.	Shareholder proposal for setting target amounts for CEO compensation	Shareholder	Against	For
7.	Shareholder proposal for disclosure regarding executive share retention	Shareholder	Against	For
MASTERCARD INCORPORATED
Security	57636Q104		Meeting Type	Annual
Ticker Symbol	MA		Meeting Date	16-Jun-2020
ISIN	US57636Q1040		Agenda	935196332 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Richard Haythornthwaite	Management	For	For
1B.	Election of Director: Ajay Banga	Management	For	For
1C.	Election of Director: Richard K. Davis	Management	For	For
1D.	Election of Director: Steven J. Freiberg	Management	For	For
1E.	Election of Director: Julius Genachowski	Management	For	For
1F.	Election of Director: Choon Phong Goh	Management	For	For
1G.	Election of Director: Merit E. Janow	Management	For	For
1H.	Election of Director: Oki Matsumoto	Management	For	For
1I.	Election of Director: Youngme Moon	Management	For	For
1J.	Election of Director: Rima Qureshi	Management	For	For
1K.	Election of Director: José Octavio Reyes Lagunes	Management	For	For
1L.	Election of Director: Gabrielle Sulzberger	Management	For	For
1M.	Election of Director: Jackson Tai	Management	For	For
1N.	Election of Director: Lance Uggla	Management	For	For
2.	Advisory approval of Mastercard's executive compensation	Management	For	For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for Mastercard for 2020	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer

Date	August 10, 2020

*	Print the name and title of each signing officer under his or her signature.